Consolidated Statement of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 3,824,018	$ 604,168	¥ 4,127,185
Investment property	7,434	1,174	7,298
Prepaid operating leases	367,270	58,026	379,636
Goodwill	212,636	33,595	212,636
Intangible assets	10,122	1,599	81,826
Investment in associates and joint ventures	198,287	31,328	180,187
Deferred tax assets	315,390	49,829	308,207
Long-term bank deposits	70,000	11,060
Other receivables	620	98	1,588
Other assets	303	48
Non-current assets	5,006,080	790,925	5,298,563
Current assets
Inventories	2,572,745	406,475	1,663,879
Trade and bill receivables	7,031,544	1,110,934	7,057,256
Other receivables and prepayments	384,390	60,731	386,365
Prepaid operating leases	12,546	1,982	12,546
Other assets	48,547	7,670	35,559
Cash and cash equivalents	5,390,324	851,633	3,653,914
Short-term bank deposits	514,074	81,220	363,043
Restricted cash	54,809	8,659	36,000
Asset classified as held for sale			89,381
Current assets	16,008,979	2,529,304	13,297,943
Total assets	21,015,059	3,320,229	18,596,506
Equity
Issued capital	2,081,138	328,805	2,059,076
Preference shares	21	3	21
Statutory reserves	301,026	47,560	299,144
Capital reserves	30,704	4,851	30,954
Retained earnings	6,009,395	949,441	5,306,199
Other components of equity	(74,722)	(11,805)	(11,560)
Equity attributable to equity holders of the parent	8,347,562	1,318,855	7,683,834
Non-controlling interests	2,631,714	415,792	2,301,978
Total equity	10,979,276	1,734,647	9,985,812
Non-current liabilities
Interest-bearing loans and borrowings	26,341	4,162	16,270
Other liabilities	46	7	70
Deferred tax liabilities	116,468	18,401	115,758
Deferred grants	331,377	52,355	315,950
Other payables	156,347	24,702	136,772
Non-current liabilities	630,579	99,627	584,820
Current liabilities
Trade and other payables	7,468,149	1,179,914	6,845,043
Interest-bearing loans and borrowings	1,600,000	252,789	894,136
Other liabilities	33	5	178
Provision for taxation	46,716	7,381	47,667
Provision for product warranty	290,306	45,866	238,850
Current liabilities	9,405,204	1,485,955	8,025,874
Total liabilities	10,035,783	1,585,582	8,610,694
Total equity and liabilities	¥ 21,015,059	$ 3,320,229	¥ 18,596,506